Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Market Volatility Assumptions
•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over one year as shown below:

	2014
Fund index type	Current volatility	Long-term forward volatility
Large cap	16.6%	18.2%
Bond	3.4	3.9
International	16.3	23.7
Small cap	21.3	21.2

	2013
Fund index type	Current volatility	Long-term forward volatility
Large cap	15.8%	18.2%
Bond	3.4	4.0
International	17.0	24.5
Small cap	19.8	21.1